9. Stockholders' Equity (Details - Assumption)	1 Months Ended	12 Months Ended
	Feb. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
Table Text Block Supplement [Abstract]
Expected volatility	77.00%	61.00%	54.00%
Expected lives	Various (30 days – 7 years)	Less than 1 Year	1 Year
Risk Free Interest Rate, Minimum	0.50%
Risk Free Interest Rate, Maximum	2.27%
Risk Free Interest Rate		0.62%	0.32%
Expected dividend yield	0.00%	0.00%	0.00%